UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 141.2%
Alabama - 7.3%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$11,580,000	$10,176,041
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	1,400,000	1,543,318
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	9,230,000	10,554,228
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	6,900,000	8,082,522
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	8,525,000	9,979,962
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,750,000	1,845,392	(a)(b)

Total Alabama				42,181,463

Arizona - 4.3%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, School District Credit Program, Refunding	5.000%	7/1/52	725,000	790,475
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	910,000	1,093,010
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,051,137	(c)(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	862,747
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,395,960
Series 2007	5.000%	12/1/32	10,000,000	11,872,800
Series 2007	5.000%	12/1/37	5,500,000	6,513,870

Total Arizona				24,579,999

California - 20.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	1,750,000	1,951,372
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,201,600
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.840%	4/1/24	5,500,000	5,624,630	(a)(b)
California Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	550,755
Stanford Hospital and Clinics, Series A-1, Refunding	5.150%	11/15/40	2,000,000	2,124,620	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	$1,500,000	$1,663,380	(f)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	1,000,000	1,104,100	(f)
California State PCFA Water Furnishing Revenue:
Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	13,015,250	(c)(f)
Rialto Bioenergy Facility, LLC Project	7.500%	12/1/40	500,000	480,790	(c)(f)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,072,880
California Statewide CDA Revenue:
Methodist Hospital Project, FHA Insured	6.625%	8/1/29	5,235,000	5,344,569	(e)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,864,058	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	1,500,000	1,447,980
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	1,900,000	1,834,108
Imperial Irrigation District, CA, Electric System Revenue, Series A, Refunding	5.500%	11/1/41	2,750,000	2,935,542	(e)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,634,485
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	3,000,000	3,553,440
Transit Improvements, Series A	5.000%	7/1/44	1,250,000	1,448,575
Los Angeles County, CA, Public Works Financing Authority Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,310,620
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,097,630
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	2,860,800
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	4,000,000	4,525,960
Series B, Refunding	5.000%	7/1/38	2,000,000	2,302,240
Series C	5.000%	7/1/37	1,000,000	1,165,240
Series C	5.000%	7/1/42	2,000,000	2,288,020
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,724,130

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	$400,000	$423,708	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,921,090
Series B	6.500%	11/1/39	8,000,000	11,167,120
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,035,040
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,128,320
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	3,500,000	4,105,185
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	218,078
Senior Lien, Series A	5.750%	6/1/48	600,000	653,244
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	1,000,000	1,180,930
Series A, Refunding	5.000%	10/1/48	2,500,000	2,887,450
San Bernardino County, CA, COP, Arrowhead Project, Series B, Refunding	5.125%	8/1/24	5,185,000	5,261,582
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	2,500,000	2,817,650
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company, Series A	5.000%	1/1/47	1,500,000	1,685,865	(f)
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,153,820
Shafter Wasco Irrigation District, CA, COP	5.000%	11/1/40	5,000,000	5,218,350

Total California				115,984,206

Colorado - 11.4%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	503,835
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,793,248
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	9/1/41	4,000,000	4,019,400

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Sisters of Charity Leavenworth Health System Inc., Series A	5.000%	1/1/35	$6,000,000	$6,144,900
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	642,780
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	10,945,000	12,988,103	(g)
Series C	6.125%	11/15/25	13,630,000	14,203,414
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	25,254,360

Total Colorado				65,550,040

Connecticut - 0.6%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,668,675
Connecticut State, GO, Series E	5.000%	10/15/34	930,000	1,029,417
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	948,852	(c)

Total Connecticut				3,646,944

District of Columbia - 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	400,000	403,224
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,989,952

Total District of Columbia				3,393,176

Florida - 9.3%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,383,200	(f)
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	350,000	351,012	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	566,067	(c)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,696,910
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,658,670	(f)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.375%	10/1/35	8,455,000	8,946,658	(e)
Miami International Airport	5.375%	10/1/35	2,250,000	2,364,682

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series A	5.500%	10/1/41	$10,000,000	$10,223,400	(e)
Series A, Refunding	5.000%	10/1/30	3,000,000	3,249,150	(f)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,327,690
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	1,250,000	1,388,250
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	799,860
Orange County, FL, School Board, COP, Series A, AGC	5.500%	8/1/34	8,000,000	8,128,960	(e)
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	750,000	814,935
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	1,400,000	1,572,158

Total Florida				53,471,602

Georgia - 5.5%
Atlanta, GA, Water & Wastewater Revenue, Series A	6.250%	11/1/39	13,000,000	13,398,320	(e)
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,310,625	(e)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	868,376
Series B	5.000%	3/15/22	4,000,000	4,322,480
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.310%	12/1/23	6,750,000	6,716,588	(a)(b)

Total Georgia				31,616,389

Hawaii - 1.3%
Hawaii State Airports System Revenue, Series A	5.000%	7/1/39	7,000,000	7,241,780

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,226,830

Illinois - 15.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	1,500,000	1,608,450

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	$420,000	$426,208
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	104,235
Dedicated, Series H	5.000%	12/1/36	500,000	517,505
Dedicated, Series H	5.000%	12/1/46	150,000	151,896
Series D	5.000%	12/1/46	750,000	761,505
Chicago, IL, GO:
Series A, Refunding	6.000%	1/1/38	1,500,000	1,687,965
Series B	5.500%	1/1/32	3,300,000	3,561,855
Series B	5.500%	1/1/37	220,000	234,628
Series C, Refunding	5.000%	1/1/25	3,000,000	3,248,550
Series D, Refunding	5.500%	1/1/34	10,000	10,745
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,097,680
General, Third Lien	5.625%	1/1/35	5,175,000	5,549,980	(e)
General, Third Lien	5.625%	1/1/35	1,240,000	1,311,821
General, Third Lien	5.750%	1/1/39	5,035,000	5,411,114	(e)
General, Third Lien	5.750%	1/1/39	965,000	1,021,964
Series A, Refunding	5.000%	1/1/31	1,000,000	1,102,340	(f)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,595,840	(f)
Trips Obligated Group	5.000%	7/1/48	700,000	763,889	(f)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,066,080
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,065,510
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,061,860
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	812,033
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,072,538
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,457,042
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,238,127
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	2,754,250
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,199,060
Illinois State Finance Authority Revenue:
Depaul University, Series A	6.125%	10/1/40	5,000,000	5,444,850	(e)
Memorial Health System	5.500%	4/1/39	2,500,000	2,507,300
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	532,945

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	$250,000	$277,265
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,566,945
Series 2016	5.000%	11/1/33	2,350,000	2,457,795
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,779,703
Series A	5.000%	12/1/42	2,000,000	2,056,740
Series A, Refunding	5.000%	10/1/29	3,795,000	4,093,742
Series B, Refunding	5.000%	10/1/29	750,000	809,040
Series D	5.000%	11/1/26	2,000,000	2,174,080
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	3,100,000	595,324
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	12,000,000	12,092,760

Total Illinois				86,283,159

Indiana - 2.0%
Indiana State Finance Authority Revenue:
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,275,550
Second Lien, CWA Authority, Series B	5.000%	10/1/41	5,000,000	5,334,400
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,147,730	(f)

Total Indiana				11,757,680

Kentucky - 2.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,097,560
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	5,800,000	6,159,948	(a)(b)
Series B	4.000%	1/1/25	5,000,000	5,368,350	(a)(b)

Total Kentucky				12,625,858

Louisiana - 1.3%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,243,100	(f)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,200,250	(a)(b)

Total Louisiana				7,443,350

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 4.1%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	$1,000,000	$1,165,920
Broad Institute Inc., Series A	5.250%	4/1/37	8,000,000	8,595,200	(e)
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	535,010
Suffolk University, Unrefunded	5.750%	7/1/39	2,680,000	2,715,832
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	799,567
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	550,900
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	1,700,000	1,984,308	(f)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,301,470
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	3,600,000	4,083,624

Total Massachusetts				23,731,831

Michigan - 4.4%
Detroit, MI, Downtown Development Authority Revenue, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,072,070
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,152,410
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	570,085
Lansing, MI, Board of Water & Light Utility System Revenue, Series A	5.000%	7/1/37	7,000,000	7,448,770
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	1,250,000	1,273,550	(c)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	726,251
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C	5.000%	7/1/33	625,000	696,137
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	278,013
Senior Lien, Great Lakes Water Authority, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,397,695
Senior Lien, Great Lakes Water Authority, Series C-6, Refunding	5.000%	7/1/33	1,270,000	1,398,067

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	$1,400,000	$1,536,276	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,704,175

Total Michigan				25,253,499

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,687,330

Missouri - 1.2%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	900,000	728,757	(c)
Kansas City, MO, Water Revenue, Series A, Refunding	5.250%	12/1/32	1,000,000	1,002,780
Missouri State HEFA Revenue, Children’s Mercy Hospital, Unrefunded	5.625%	5/15/39	1,020,000	1,028,038
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,807,072
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,283,262

Total Missouri				6,849,909

Nevada - 0.2%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,187,737

New Jersey - 8.8%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	848,843
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,680,050
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,259,020
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,696,075	(f)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.340%	3/1/28	15,000,000	14,923,050	(b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	696,462	(f)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,230,120

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$400,000	$453,092
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,346,328
New Jersey State Higher Education Student Assistance Authority, Student Loan Revenue, Series A	5.625%	6/1/30	12,320,000	12,434,083
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,631,025
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	3,830,000	4,447,013
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	600,000	633,732

Total New Jersey				50,278,893

New York - 12.6%
Long Island Power Authority, NY, Electric System Revenue, Series A	6.000%	5/1/33	14,570,000	14,673,738	(e)
MTA, NY, Revenue, Dedicated Tax Fund, Green Bonds, Series A	5.000%	11/15/47	1,500,000	1,694,520
MTA, NY, Transportation Revenue, Series D	5.250%	11/15/40	5,000,000	5,313,800	(e)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,894,807
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,697,160
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,386,190
New York State Dormitory Authority Revenue, BID Group 3, Series A	5.000%	3/15/42	1,000,000	1,144,340
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,294,360
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds, Series B, Refunding	5.000%	2/15/43	3,000,000	3,397,560
New York State Liberty Development Corp., Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,881,896
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	3,045,000	3,741,513

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$1,750,000	$1,824,673	(c)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,464,900
Second Priority, Bank of America Tower, Refunding	5.125%	1/15/44	1,000,000	1,026,080
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	1,750,000	1,961,330	(f)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	8,000,000	8,514,160	(f)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,500,000	1,588,800	(f)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	2,750,000	2,887,610
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,246,976	(h)

Total New York				72,634,413

North Carolina - 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/47	750,000	805,050
Series A, Refunding, State Appropriations	5.000%	7/1/51	1,500,000	1,606,155
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	300,000	342,006

Total North Carolina				2,753,211

Ohio - 2.1%
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,765,200
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	3,068,400

Total Ohio				11,833,600

Oklahoma - 0.2%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	700,000	788,221
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	500,000	192,500	*(i)

Total Oklahoma				980,721

Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,198,300

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.6%
Commonwealth Financing Authority, PA:
Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/32	$250,000	$286,518
Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	500,000	570,440
Cumberland County, PA, Municipal Authority, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/30	2,375,000	2,584,807
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	572,638
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,441,488
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	2,275,000	2,493,605	(e)
Subordinated, Series B	5.250%	12/1/41	3,725,000	3,954,907
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,225,699
Philadelphia, PA, School District, GO, Series A	5.000%	9/1/33	1,755,000	1,974,199
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,103,230
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	690,024
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,023,646

Total Pennsylvania				20,921,201

Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	4,200,000	3,992,310

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation, Series A	7.000%	5/15/39	5,000,000	5,053,050	(e)

South Carolina - 0.8%
South Carolina State Ports Authority Revenue:
Series 2010	5.250%	7/1/40	2,500,000	2,618,425	(e)
Series 2018	5.000%	7/1/48	1,750,000	1,937,233	(f)

Total South Carolina				4,555,658

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$500,000	$558,820

Tennessee - 0.9%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	500,000	571,610
Subordinated, Series B	5.000%	7/1/46	1,000,000	1,139,080
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	3,000,000	3,178,920	(a)(b)

Total Tennessee				4,889,610

Texas - 13.0%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,454,479
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,400,888
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement, Series A	5.000%	11/1/45	8,500,000	8,834,475
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, (0.000% until 10/1/23, 5.500%), Series A, B and C	0.000%	10/1/36	4,000,000	3,913,560
Subordinated Tier, Series A	5.000%	10/1/43	1,500,000	1,705,050
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	970,000	1,168,384	(g)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	5,500,000	5,998,960	(f)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,114,580
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	135,956	(f)
Series 2017	5.000%	11/1/36	120,000	134,510	(f)
Love Field, TX, Airport Modernization Corp.,
Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	14,806,890
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	809,963
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	918,786
Series B, Refunding	5.000%	1/1/40	2,000,000	2,165,380
Series B, Refunding	5.000%	1/1/45	2,105,000	2,327,541

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	$610,000	$675,075
Texas State Municipal Gas Acquisition & Supply Corp. III, Series 2012	5.000%	12/15/27	8,550,000	9,308,385
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,706,464	(f)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	7,436,170
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	6,250,000	7,181,500
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A	6.750%	12/1/51	1,000,000	1,024,650	(c)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	155,004

Total Texas				74,376,650

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	690,475
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,475,000	1,419,688
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,170,600

Total U.S. Virgin Islands				3,280,763

Utah - 1.2%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	5,250,000	5,892,128	(f)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,092,920

Total Utah				6,985,048

Virginia - 1.4%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,220,769	(f)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,651,620	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	$3,000,000	$3,196,290
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,136,740

Total Virginia				8,205,419

Washington - 1.0%
Port of Seattle, WA, Revenue, Series A	5.000%	5/1/43	1,500,000	1,658,295	(f)
Washington State Housing Finance Commission Revenue:
Heron’s Key, Series A	6.500%	7/1/30	350,000	374,420	(c)
Heron’s Key, Series A	6.750%	7/1/35	370,000	394,390	(c)
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	3,000,000	3,512,640

Total Washington				5,939,745

Wisconsin - 1.0%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,786,575
Public Finance Authority, WI, Ltd. Obligation, Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	1,500,000	1,688,700	(c)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	1,000,000	1,078,480	(f)

Total Wisconsin				5,553,755

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $758,945,147)				810,703,949

SHORT-TERM INVESTMENTS - 0.0%
MUNICIPAL BONDS - 0.0%
New York - 0.0%
New York City, NY, GO, Subordinated, Series H-5, LOC - Dexia Credit Local	1.770%	3/1/34	100,000	100,000	(j)(k)
New York State HFA Revenue, 42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.700%	11/1/41	100,000	100,000	(j)(k)

Total New York				200,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $200,000)				200,000

TOTAL INVESTMENTS - 141.2% (Cost - $759,145,147)				810,903,949
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (4.9)%				(28,050,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (37.9)%				(217,575,000)
Other Assets in Excess of Liabilities - 1.6%				9,095,194

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$574,374,143

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The coupon payment on these securities is currently in default as of February 28, 2019.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	76	6/19	$12,318,712	$12,129,125	$189,587

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc.(the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$810,703,949	—	$810,703,949

Short-Term Investments†	—	200,000	—	200,000

Total Investments	—	$810,903,949	—	$810,903,949

Other Financial Instruments:
Futures Contracts	$189,587	—	—	$189,587

Total	$189,587	$810,903,949	—	$811,093,536

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 18, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 18, 2019